Debt and other liabilities (Details Narrative)																				1 Months Ended			12 Months Ended
	Jan. 01, 2026 USD ($)	Dec. 01, 2025 USD ($)	Apr. 16, 2025 shares	Mar. 25, 2025 USD ($) shares	Feb. 26, 2025 USD ($) shares	Feb. 13, 2025 USD ($) shares	Feb. 10, 2025 shares	Feb. 05, 2025 shares	Jan. 30, 2025 USD ($) shares	Jan. 23, 2025 USD ($) Installments	Jan. 15, 2025 USD ($) shares	Dec. 30, 2024 USD ($)	Dec. 27, 2024 USD ($) shares	Dec. 17, 2024 USD ($) $ / shares	Dec. 05, 2024 USD ($) $ / shares	Aug. 14, 2024 USD ($) Days	Jul. 30, 2024 USD ($) $ / shares	Feb. 02, 2024 USD ($) Days $ / shares	Dec. 17, 2021 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Feb. 29, 2024 USD ($) Days	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Jun. 02, 2025	May 25, 2025 shares	Jan. 24, 2025 shares	Sep. 06, 2024 USD ($)	Dec. 16, 2023	May 23, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 21, 2022 USD ($)	Dec. 31, 2021	Oct. 07, 2021 USD ($)
Debt Instrument [Line Items]
Short term convertible debt																					$ 95,309			$ 95,309
Debt instrument unamortized discount										$ 3,000,000
Shares issued on conversion of senior secured notes																							$ 30,765,993	52,401,332
Short term debt to related party																					5,102,211		11,973	5,102,211
Extinguishment of debt amount paid		$ 50,000,000
Ordinary shares issued on conversion of senior secured convertible notes																							30,765,993	52,401,332
Gain/(loss) on extinguishment																							(29,950,161)	(44,332,819)
Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																							10,000,000
Outstanding Term loans [Member]
Debt Instrument [Line Items]
Outstanding principal amount of term loans and revolving loans		151,900,000
Steve Perry [Member]
Debt Instrument [Line Items]
Interest payable current on short term debt current to related party																							22,399
Short term convertible debt payable to related party principal amount																							125,000
Short term convertible debt																					95,309		108,047	95,309
Debt discount current on short term convertible debt current to related party																							39,352
Debt conversion converted instrument amount																							108,047
Jaymax [Member]
Debt Instrument [Line Items]
Business combination shares issuable value based on milestone achievement																					1,400,000		1,400,000	1,400,000										$ 1,400,000
PIPE [Member]
Debt Instrument [Line Items]
Common stock subscribed but not issued shares | shares																			41,000,000
Igor Lychagov [Member]
Debt Instrument [Line Items]
Debt conversion converted instrument amount																								3,559,380
DBLP Sea Cow Ltd [Member]
Debt Instrument [Line Items]
Short-term debt from related parties																							5,958,593
Repayment of related party debt																							$ 5,148,553
Shares issued to related party for repayment of debt | shares			4,150,000																				800,000
Shares issued, price per share | $ / shares																							$ 2.06
Gain/(loss) on extinguishment																							$ 824,959
Daniel Wagner [Member]
Debt Instrument [Line Items]
Short term debt to related party																					$ 4,655,144			4,655,144
Repayment of related party debt																							4,654,727
Yorkville [Member]
Debt Instrument [Line Items]
Short term debt to related party																							426,537
Repayment of related party debt												$ 1,472,231
Debt conversion converted instrument amount																								$ 1,189,096
Debt conversion, Converted instrument, Shares issued | shares																								425,288
Yorkville [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Short term debt bearing fixed interest rate percentage																		10.00%
Debt instrument, face amount																						$ 2,877,319
Short term debt default interest rate percentage																		18.00%
Debt instrument convertible threshold percentage of stock price trigger																						99.00%
Percentage of monthly payments on original principal																						25.00%
Percentage of payment premium																						10.00%
Debt Instrument consecutive trading days | Days																						10
Percentage of redemption premium																						10.00%
Debt instrument conversion price as a percentage of volume weighted average price percentage																						110.00%
Debt instrument convertible threshold trading days | Days																						5
Yorkville [Member] | Promissory Note Floor Price Trigger [Member]
Debt Instrument [Line Items]
Debt Instrument consecutive trading days | Days																						7
Yorkville [Member] | Second A&R YA Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																												$ 7,500,000
Yorkville [Member] | Second A&R YA Agreement [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																												2,500,000
Yorkville [Member] | Second A&R YA Agreement [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																												2,500,000
Yorkville [Member] | Second A&R YA Agreement [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																												2,500,000
Yorkville [Member] | Second A&R YA Agreement [Member] | Tranche Three [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																												$ 2,500,000
Apeiron Investment Group Lts and Bradley Wickens [Member]
Debt Instrument [Line Items]
Ordinary shares issued, shares | shares						7,987,374					3,009,849		10,840,974
Settlement shares | shares						20,756,439					20,756,439		20,756,439
Interest on settlement of shares						$ 925,510					$ 925,510		$ 925,510
Debt conversion expense													$ 20,554,446
Northland Securities [Member] | Armada Acquisition Corp I [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage																	10.00%
Debt instrument, face amount																	$ 5,141,250
Gain/(loss) on extinguishment																							1,011,950
Debt conversion, Converted instrument, Shares issued | shares									391,681
Cash and cash equivalents threshold amount below which debt may be converted into equity																	20,000,000
Debt instrument non convertible portion of debt																	1,135,000
Debt Instrument, promissory note, cash settlement									$ 3,500,000
Northland Securities [Member] | Armada Acquisition Corp I [Member] | Repayment Timing Tranche One [Member]
Debt Instrument [Line Items]
Threshold amount raised above which immediate repayment shall be made																	$ 25,000,000
Percentage of outstanding amount to be repaid																	50.00%
Northland Securities [Member] | Armada Acquisition Corp I [Member] | Repayment Timing Tranche TWo [Member]
Debt Instrument [Line Items]
Threshold amount raised above which immediate repayment shall be made																	$ 50,000,000
Northland Securities [Member] | Armada Acquisition Corp I [Member] | Debt Instrument Conversion Into Equity Tranche One [Member]
Debt Instrument [Line Items]
Loan conversion price | $ / shares																	$ 10
Northland Securities [Member] | Armada Acquisition Corp I [Member] | Debt Instrument Conversion Into Equity Tranche Two [Member]
Debt Instrument [Line Items]
Loan conversion price | $ / shares																	$ 10
J.V.B Financial Group [Member] | Armada Acquisition Corp I [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage																4.95%
Debt instrument, face amount					$ 2,000,000											$ 7,500,000
Debt conversion, Converted instrument, Shares issued | shares					778,165
Debt instrument beginning date of maturity																Jan. 31, 2025
Debt instrument periodic payment of principal																$ 625,000
Debt instrument conversion price as a percentage of volume weighted average price percentage																95.00%
Debt instrument convertible threshold trading days | Days																5
Secured Convertible Loan Note In Connection With Executed Subscription Agreements Additional Amount Committed By Investors [Member]
Debt Instrument [Line Items]
Debt instrument additional commitement others																														$ 1,500,000
Consideration paid received percentage of market capitalization minimum																														20.00%
Related party convertible debt holding minimum for restriction on extraordinary transactions																														$ 20,000,000
Debt instrument face value of notes issuable upon demerger																														8,500,000
Debt instrument additional loan amount to be borrowed																														2,750,000
Debt instrument additional face amount amount from related party																														125,000
Debt instrument additional face amount previously received																														1,250,000
Debt instrument converted into principal and amount of interest foregone																														4,041,989
Debt instrument amount of interest foregone																														1,040,989
Debt instrument accrued interest converted into principal																														3,000,000
Debt instrument face value additional amount																														$ 15,625,000
Debt instrument unamortized discount																																$ 2,100,000
Long term debt bearing fixed interest rate percentage																														7.50%
Debt instrument conversion price percentage																														70.00%
Debt instrument, face amount																															$ 2,100,000
Second Amended and Restated Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument terminated date										Dec. 19, 2025
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount										$ 30,000,000
Debt instrument number of installments | Installments										5
Debt instrument arrangement fee										$ 3,000,000
Debt instrument penalty fee percentage										5.00%
Debt instrument, interest rate, stated percentage										0.00%
Debt instrument, effective interest rate										14.20%
Net cash proceeds										$ 27,000,000
Debt instrument beginning date of maturity										Aug. 15, 2025
Debt instrument periodic payment of principal										$ 6,000,000													6,000,000
Interest expense recognized from the amortization of the debt discount																							3,000,000
Amounts remain payable																							0
Senior Secured Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument prepayments										$ 3,000,000
Secured Convertible Loan Note In Connection With Executed Subscription Agreements [Member]
Debt Instrument [Line Items]
Debt instrument principal and interest converted into equity discount percentage																													30.00%				20.00%
Long term debt bearing fixed interest rate percentage																																	20.00%
Proceeds from secured debt																			$ 20,000,000
Debt instrument, face amount																			$ 20,000,000
Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Shares issued on conversion of senior secured notes															$ 8,000,000
Ordinary shares issued on conversion of senior secured convertible notes															8,000,000
Gain/(loss) on extinguishment															$ 1,306,077
Loan conversion price | $ / shares														$ 2	$ 7
Convertible Debt														$ 41,892,080
Senior Secured Convertible Notes [Member] | Apeiron Investment Group Lts and Bradley Wickens [Member]
Debt Instrument [Line Items]
Loan conversion price | $ / shares														$ 2
Convertible Debt														$ 41,512,877
Accrued interest														$ 1,851,020
Convertible Promissory Notes [Member] | Yorkville [Member]
Debt Instrument [Line Items]
Convertible debt maturity period																		6 months
Ordinary shares issued, shares | shares								1,413,946													4,310,208
Short term debt bearing fixed interest rate percentage																		10.00%
Debt instrument, face amount																		$ 2,500,000
Gain/(loss) on extinguishment																							1,496,889
Proceeds from issuance of unsecured debt																		$ 2,000,000
Debt instrument discount as a percentage of face value																		20.00%
Short term debt default interest rate percentage																		18.00%
Loan conversion price | $ / shares																		$ 10
Debt instrument convertible threshold percentage of stock price trigger																		90.00%
Debt Instrument consecutive trading days | Days																		10
Debt instrument conversion price per share floor price | $ / shares																		$ 2
Debt instrument, principal and interest outstanding																					$ 2,705,929			$ 2,705,929
Other Promissory Notes [Member] | Yorkville [Member]
Debt Instrument [Line Items]
Short term debt bearing fixed interest rate percentage																		10.00%
Debt instrument, face amount																		$ 2,877,319
Debt instrument discount as a percentage of face value																		20.00%
Short term debt default interest rate percentage																		18.00%
Loan conversion price | $ / shares																		$ 10
Debt instrument convertible threshold percentage of stock price trigger																		90.00%
Debt Instrument consecutive trading days | Days																		10
Debt instrument conversion price per share floor price | $ / shares																		$ 2
Revolving Loans [Member]
Debt Instrument [Line Items]
Repaid in full together with accrued interest and fees		1,800,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Ordinary shares	$ 19,400,000
Advanced Subscription Agreement [Member]
Debt Instrument [Line Items]
Common stock, shares issued | shares																										11,052,716	171,429
Initial Public Offer Or Special Purpose Acquistion Transaction If Occurred After Sixteenth Of December Two Thousand And Twenty Two And Before Sixteenth Of June Two Thousand And Twenty Three [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage																																	15.00%
Initial Public Offer Or Special Purpose Acquisition Transaction If Occurred Before Sixteenth Of December Two Thousand And Twenty Two [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage																																	10.00%
Prediqt Acquisition [Member] | Loans Owed to Non-Banking Financial Companies (NBFCs) in India [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage																									17.00%
Prediqt Acquisition [Member] | Loans Owed to Non-Banking Financial Companies (NBFCs) in India [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage																									22.00%
Rezolve AI [Member] | Armada Acquisition Corp I [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage																4.95%
Ordinary shares issued, shares | shares							1,257,632
Debt instrument, face amount																$ 3,144,883
Gain/(loss) on extinguishment																							1,066,346
Debt instrument final date of maturity																Aug. 14, 2027
Debt instrument beginning date of maturity																Jan. 31, 2025
Long term debt date after which the amount may be converted into shares																Jan. 15, 2025
Crownpeak Acquisition [Member] | Outstanding Term loans [Member]
Debt Instrument [Line Items]
Outstanding principal amount of term loans and revolving loans		103,600,000
Repaid in full together with accrued interest and fees		$ 42,500,000
Crownpeak Acquisition [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Debt maturity date		Dec. 31, 2026
Minimum liquidity amount																							10,000,000
Gain on restructuring of debt																							$ 0
Debt instrument, effective interest rate		2.00%
Crownpeak Acquisition [Member] | Term Loans [Member] | Term Secured Overnight Financing Rate ("Term SOFR") [Member]
Debt Instrument [Line Items]
Applicable margin		5.50%
Crownpeak Acquisition [Member] | Revolving Loans [Member]
Debt Instrument [Line Items]
Repaid in full together with accrued interest and fees		$ 7,500,000
GroupBy [Member]
Debt Instrument [Line Items]
Ordinary shares				$ 5,759,859
Number of shares issued to acquire business | shares				3,999,902
GroupBy [Member] | Subscription Letter [Member]
Debt Instrument [Line Items]
Number of shares issued to acquire business | shares				5,857,143																5,857,143
Business acquisition share price | $ / shares																				$ 2.1
Gain/(loss) on extinguishment																				$ (4,392,858)